Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Convertible Preferred Stock

Note 6. Convertible Preferred Stock

In February 2018, the Company issued an additional 707,680 shares of Series C convertible preferred stock for net proceeds of $4.4 million.

During the second quarter of 2018, a majority of the holders of the Company’s convertible preferred stock elected to have their shares converted into common stock, therefore, all outstanding shares of preferred stock were converted into 11,837,073 shares of common stock at a conversion rate of 1:1.78112 upon the closing of the Company’s IPO on June 25, 2018.

Prior to the conversion of the convertible preferred stock into common stock; the holders of the Company’s convertible preferred stock were entitled to receive non-cumulative dividends at the rate of 8% of the purchase price per annum in preference to any dividends to the holders of the common stock, payable as and if when declared by the Board of Directors. No such dividends were declared by the Company’s Board of Directors. The holders of the convertible preferred stock also were entitled to participate pro rata in any dividends paid to the holders of the common stock on an as-converted basis. No dividends were declared by the Company’s Board of Directors.

Note 5. Convertible Preferred Stock

The holders of the Company’s Preferred Stock will be entitled to receive non-cumulative dividends at the rate of 8% of the purchase price per annum in preference to any dividends to the holders of the common stock, payable as and if when declared by the Board of Directors. The Board has not declared any dividends as of December 31, 2017. The holders of the Preferred Stock also will be entitled to participate pro rata in any dividends paid to the holders of the common stock on an as-converted basis.

Upon the liquidation of the Company, the holders of Preferred Stock will be entitled to receive, in preference to the holders of the common stock, an amount equal to $1.02 per share for Series A Convertible Preferred Stock, $3.319 per share for Series B Convertible Preferred Stock and $6.2705 per share for Series C Convertible Preferred Stock plus any declared but unpaid dividends (the “Liquidation Preference”). After the payment of the Liquidation Preference in full, the remaining assets or other property of the Company will be distributed ratably to the holders of the common stock and the Preferred Stock on an as converted basis. A merger or consolidation involving the Company, a sale of voting control of the Company or the sale of all or substantially all of the assets of the Company will be deemed to be a liquidation for this purpose.

The holders of the Preferred Stock will have the right to convert their shares (including declared, but unpaid dividends thereon) into shares of the Company’s common stock at any time. The initial conversion rate will be 1:1.78112 subject to customary anti-dilution provisions.

The Preferred Stock will convert automatically into common stock upon the election of the holders of a majority of the outstanding Preferred Stock holders; or the closing of a firmly underwritten public offering of shares of the Company’s common stock at a public offering price per share (prior to underwriter commissions and expenses) that is not less than $16.74 per share in an offering with aggregate proceeds to the Company of not less than $30,000,000.

Prior to completion of the Company’s initial public offering, the holders of the Series C Convertible Preferred Stock are entitled to elect two board members and the holders of Series A and B Convertible Preferred Stock are entitled to elect two board members.